Long-term Investments	12 Months Ended
Jul. 31, 2020
Disclosure Of Long Term Investment Abstract
Long-term Investments

11. Long-term Investments

	Fair value July 31, 2019	Investment/ Transfer	Divestiture	Change in fair value	Fair value July 31, 2020
	$	$	$	$	$
Level 1 Investments
Fire and Flower common shares	—	1,232	—	60	1,292
Inner Spirit common shares	3,000	—	(643)	(1,097)	1,260
Other long-term investments	—	517	—	—	517
Level 2 Investments
Inner Spirit common share purchase warrants	403	—	—	(403)	—
Level 3 Investments
Greentank Technologies	6,574	—	—	(6,574)	—
Neal Brothers Inc.	4,000	—	—	(4,000)	—
Segra International Corp.	300	—	—	(160)	140
Total	14,277	1,749	(643)	(12,174)	3,209
	Fair value July 31, 2018	Investment	Divesture	Change in fair value	Fair value July 31, 2019
	$	$	$	$	$
Level 1 Investments
Fire & Flower Inc. common shares	—	2,970	(2,493)	(477)	—
Fire & Flower Inc. common share purchase warrants[1]	—	505	(262)	(243)	—
Inner Spirit common shares[1]	—	2,850	—	150	3,000
Level 2 Investments
Inner Spirit common share purchase warrants[1]	—	414	—	(11)	403
Level 3 Investments
Greentank Technologies[1]	—	6,723	—	(149)	6,574
Neal Brothers Inc. [1]	—	4,000	—	—	4,000
Segra International Corp.	100	—	—	200	300
Total	100	17,462	(2,755)	(530)	14,277

[1] Acquired in the Newstrike acquisition on May 24, 2019 at fair market value

Fire & Flower

Common Shares

On November 30, 2019, the Company obtained 1,000,000 common shares in FAF through the conversion of its $800 zero interest bearing convertible debentures (Note 16). The debentures were convertible at $0.80 per common share. The fair value of the shares upon conversion was $920. The shares were revalued to $980 using a market rate of $0.98 as at July 31, 2020. The Company incurred a gain of $60 upon revaluation.

On February 11, 2020, the Company received 319,377 common shares of FAF as settlement for the accrued and unpaid interest on the FAF convertible debentures on that date (Note 7). The shares were valued to $313 using a market rate of $0.98 as at July 31, 2020.

On November 1, 2018, the Company obtained 1,980,000 subscription receipts in FAF for proceeds of $2,970. The subscription receipts converted into common shares of FAF at a 1:1 ratio on February 19, 2019 upon the commencement of trading on the TSX Venture and recognised at an initial fair value of $2,970. On July 25, 2019, the Company liquidated the investment in full resulting in cash proceeds of $2,493. The Level 1 long-term investment fair value and associated realized loss as at July 31, 2019 were $nil and ($477), respectively.

Common Share Purchase Warrants

On May 24, 2019, through the acquisition of Newstrike, the Company obtained 1,000,000 common share purchase warrants in the entity FAF. Each warrant entitles the Company to a common share at a ratio of 1:1. The warrants held an initial fair value of $505. The investment was fair valued through the Black-Scholes-Merton option pricing model at $243 and disposed of on July 30, 2019. The Company realized a loss of ($243) as at July 30, 2019 based upon the following assumptions and inputs:

  market price of $1.33;
  expected life of 8.4 months;
  $nil dividends;
  100% volatility based upon comparative market indicators and historical data; and
  Risk- free interest rate of 1.46%.

Inner Spirit Holdings Inc.

Common Shares

On May 24, 2019, on acquisition of Newstrike, the Company acquired 15,000,000 common shares in Inner Spirit Holdings Inc., which were valued at $2,850 on initial recognition. During the year ended July 31, 2020, the Company disposed of 6,005,500 common shares, at prices ranging from $0.09-$0.15 per share, resulting in a gain of $24 (July 31, 2019 - $nil). The remaining 8,994,500 shares held at July 31, 2020 were valued based upon the market price of $0.14 (July 31, 2019 - $0.20) per share resulting in a fair value of $1,260 at year end.

Common Share Purchase Warrants

On May 24, 2019, through the acquisition of Newstrike, the Company obtained 7,500,000 common share purchase warrants in Inner Spirit Holdings Inc. Each warrant entitles the Company to a common share at a ratio of 1:1. The warrants held an initial fair value of $414. The investment is fair valued through the Black-Scholes-Merton option pricing model. The Company agreed to the early termination of the warrants with the issuer on February 17, 2020 and realized a loss of $403 (July 31, 2019 - unrealized loss of $11).

Greentank Technologies

On May 24, 2019, on acquisition of Newstrike, the Company acquired 1,953,125 preferred shares of Greentank Technologies, which were valued at $6,723 on acquisition date. During the year ended July 31, 2020, through the assessment of relevant financial information the Company determined the fair value of the investment was $nil. During the year ended July 31, 2020, the impairment of the investment totaled $6,574 (July 31, 2019 - ($149)).

Neal Brothers Brands Inc.

The Company also acquired 19.9% of the shares of Neal Brothers Brands Inc. through the acquisition of Newstrike on May 24, 2019. The Company does not hold, nor is it entitled to a board seat. The fair value of the investment was $4,000 on acquisition date. During the year ended July 31, 2020, the private investment was written down to $nil based on the Company's assessment of relevant financial information (July 31, 2019 - $nil) therefore, during the year ended July 31, 2020, the impairment loss totaled $4,000 (July 31, 2019 - $nil).